Cash And Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash And Cash Equivalents [Abstract]
Cash and due from banks	$ 23,585	$ 19,388
Interest-bearing deposits in other banks	4,125	11,828
Total cash and cash equivalents	$ 27,710	$ 31,216	$ 60,093	$ 21,856